GOODWILL	12 Months Ended
Dec. 31, 2020
GOODWILL.
GOODWILL

8.GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2019 and 2020 were as follows:

	Gross	Accumulated	Net
	Amount	Impairment Loss	Amount
Balance at January 1, 2019	2,634	(4)	2,630
Increase in goodwill related to acquisitions	27	—	27
Balance at December 31, 2019	2,661	(4)	2,657
Increase in goodwill related to acquisitions	2,697	—	2,697
Impairment losses recognized	—	(437)	(437)
Net foreign exchange	74	(3)	71
Balance at December 31, 2020	5,432	(444)	4,988

After the acquisition of DH, the goodwill by reporting units as of December 31, 2020 was as follows:

	Legacy	Legacy
	Huazhu(1)	DH(2)	Total
Goodwill as of December 31, 2019	2,657	—	2,657
Goodwill as of December 31, 2020	2,660	2,328	4,988

(1)Amounts for the legacy Huazhu reporting unit include gross carrying values of RMB2,661 and RMB2,664 as of December 31, 2019 and 2020, respectively, and accumulated impairment losses of RMB4 and RMB4 as of December 31, 2019 and 2020.
(2)Before the acquisition of DH, all the goodwill is allocated to one reporting unit legacy Huazhu. There were accumulated impairment losses of RMB440 for the legacy DH reporting unit as of December 31, 2020.